RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS, Balance Sheet (Q3) (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jan. 23, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS [Abstract]
Net tangible asset threshold for redeeming Public Shares	$ 5,000,001			$ 5,000,001
Common Stock Subject to Possible Redemption [Abstract]
Common stock subject to possible redemption, price (in dollars per share)	$ 10.00			$ 10.00
Statement of Financial Position [Abstract]
Additional paid-in capital	$ 0	$ 0	$ 0	$ 24,497
Accumulated deficit	(16,011,327)	(24,388,943)	(26,957,210)	(5,064)
Total Shareholders' equity (Deficit)	$ (16,010,827)	(24,388,443)	(26,956,710)	19,936	$ 19,944	$ 19,952	$ 19,975	$ 0
Class A Ordinary Shares [Member]
Common Stock Subject to Possible Redemption [Abstract]
Common stock subject to possible redemption, price (in dollars per share)	$ 10.00
Statement of Financial Position [Abstract]
Class A ordinary shares subject to possible redemption	$ 200,000,000	200,000,000	200,000,000	0
Class A ordinary shares	$ 0	0	0	0
As Previously Reported [Member]
Statement of Financial Position [Abstract]
Additional paid-in capital		4,499,186	7,067,430	$ 24,497
Accumulated deficit		500,027	(2,068,240)
Total Shareholders' equity (Deficit)		5,000,007	5,000,010
As Previously Reported [Member] | Class A Ordinary Shares [Member]
Statement of Financial Position [Abstract]
Class A ordinary shares subject to possible redemption		170,611,550	168,043,280
Class A ordinary shares		294	320
Adjustment [Member]
Statement of Financial Position [Abstract]
Additional paid-in capital		(4,499,186)	(7,067,430)
Accumulated deficit		(24,888,970)	(24,888,970)
Total Shareholders' equity (Deficit)		(29,388,450)	(31,956,720)
Adjustment [Member] | Class A Ordinary Shares [Member]
Statement of Financial Position [Abstract]
Class A ordinary shares subject to possible redemption		29,388,450	31,956,720
Class A ordinary shares		$ (294)	$ (320)